Vessels - Summary of cost capitalized (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 vessel
Drydock Additions\ [Abstract]
Number of vessels in agreement to sell | vessel			18
Capitalized cost | Drydock
Drydock Additions\ [Abstract]
Drydock	$ 105,329	$ 16,738
Capitalized cost | Vessels
Drydock Additions\ [Abstract]
BWTS	126	4,554
Other equipment	22	150
Capitalized interest	0	7
Total vessel additions	$ 148	$ 4,711